Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Central Index Key	dei_EntityCentralIndexKey	0001039001
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 23, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	None	None
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[2]	%	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.25	1.00

1	Expense ratios have been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[2]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.75%

1	The Expense ratio has been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	127	428	752	1,667
S	$	102	350	618	1,384

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	272	484	1,094

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV,S Shares | ING Davis New York Venture Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses - Class ADV,S Shares ING Davis New York Venture Portfolio		Class ADV	Class S
Management Fees	[1]	0.80%	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%	0.25%
Administrative Services Fees	[1]	0.10%	0.10%
Other Expenses	[1]	none	none
Total Annual Portfolio Operating Expenses	[1]	1.40%	1.15%
Waivers and Reimbursements	[1][2]	(0.15%)	(0.15%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	[1]	1.25%	1.00%
[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Expense Example - Class ADV,S Shares ING Davis New York Venture Portfolio (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	127	428	752	1,667
Class S	102	350	618	1,384

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001039001_SupplementTextBlock

ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	None	None
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[2]	%	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.25	1.00

1	Expense ratios have been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[2]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.75%

1	The Expense ratio has been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	127	428	752	1,667
S	$	102	350	618	1,384

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	272	484	1,094

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV,S Shares | ING Davis New York Venture Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%	[1]
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	428
5 Yrs	rr_ExpenseExampleYear05	752
10 Yrs	rr_ExpenseExampleYear10	1,667
Class ADV,S Shares | ING Davis New York Venture Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	350
5 Yrs	rr_ExpenseExampleYear05	618
10 Yrs	rr_ExpenseExampleYear10	1,384
Class ADV,S Shares | ING Davis New York Venture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001039001_SupplementTextBlock

ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	None	None
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[2]	%	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.25	1.00

1	Expense ratios have been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	127	428	752	1,667
S	$	102	350	618	1,384

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current contractual rates

[1]	Expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Class I Shares | ING Davis New York Venture Portfolio
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund Operating Expenses -		Class I Shares ING Davis New York Venture Portfolio Class I
Management Fee	[1]	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	none
Administrative Services Fee	[1]	0.10%
Other Expenses	[1]	none
Total Annual Portfolio Operating Expenses	[1]	0.90%
Waivers and Reimbursements	[1][2]	(0.15%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	[1]	0.75%
[1]	The Expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Expense Example - (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Davis New York Venture Portfolio Class I	77	272	484	1,094

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING PARTNERS INC
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0001039001_SupplementTextBlock

ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	S
Management Fees	%	0.80	0.80
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.25
Administrative Services Fees	%	0.10	0.10
Other Expenses	%	None	None
Total Annual Portfolio Operating Expenses	%	1.40	1.15
Waivers and Reimbursements[2]	%	(0.15)	(0.15)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	%	1.25	1.00

1	Expense ratios have been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 1.25% and 1.00 % of Class ADV and Class S shares, respectively, through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[2]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.75%

1	The Expense ratio has been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	127	428	752	1,667
S	$	102	350	618	1,384

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	272	484	1,094

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class I Shares | ING Davis New York Venture Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1 Yr	rr_ExpenseExampleYear01	77
3 Yrs	rr_ExpenseExampleYear03	272
5 Yrs	rr_ExpenseExampleYear05	484
10 Yrs	rr_ExpenseExampleYear10	1,094
Class I Shares | ING Davis New York Venture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001039001_SupplementTextBlock

ING PARTNERS, INC.

ING Davis New York Venture Portfolio

(the "Portfolio")

Supplement dated January 23, 2012

to the Portfolio's Adviser Class ("Class ADV") and

Service Class ("Class S") Prospectus, and

Initial Class ("Class I") Prospectus each dated April 29, 2011

On or about January 12, 2012, the Board of Directors of ING Partners, Inc. implemented expense limits for the Portfolio effective January 1, 2012. Effective immediately, the Portfolio's Prospectuses are revised as follows:

1.

The tables and footnotes entitled "Annual Portfolio Operating Expenses" of the section entitled "Fees and Expenses of the Portfolio" of each of the Portfolio's Prospectuses are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	None
Total Annual Portfolio Operating Expenses	0.90%
Waivers and Reimbursements[2]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.75%

1	The Expense ratio has been adjusted to reflect current contractual rates.
2	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

2.	The tables in the section entitled "Fees and Expenses of the Portfolio — Expense Examples" of each of the Portfolio's Prospectuses are hereby deleted in their entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$77	272	484	1,094

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Expense ratio has been adjusted to reflect current contractual rates

[1]	The Expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.75% of Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. There is no guarantee that this obligation will continue after May 1, 2013. The obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. In addition, the adviser is contractually obligated to waive a portion of the management fee through May 1, 2012. Based upon net assets as of December 31, 2010, the management fee waiver for the Portfolio would be (0.02)%. There is no guarantee that the management fee waiver will continue after May 1, 2012. The management fee waiver will only continue if the adviser elects to renew it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011